Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Cost of revenue to related party	¥ 884,333	$ 128,216,000	¥ 1,239,044	¥ 1,111,729
Equity Investee | Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Related party transaction, description of terms	The Group entered into a significant revenue sharing arrangement in 2021 and 2022 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of RMB100,000 and RMB60,000 of annual sales for a given period, respectively.	The Group entered into a significant revenue sharing arrangement in 2021 and 2022 to become the exclusive sales agent for an equity investee and provided a minimum guarantee of RMB100,000 and RMB60,000 of annual sales for a given period, respectively.
Provided minimum guarantee of annual sales for given period to related party	¥ 60,000		100,000
Cost of revenue to related party	¥ 23,639	$ 3,427,000	¥ 125,052		$ 0